Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Borrowings [Abstract]
Debt issued by the Company		¥ 3,872,736	¥ 3,465,010
Debt issued by subsidiaries—guaranteed by the Company	[1]	7,923,892	6,568,898
Debt issued by subsidiaries—not guaranteed by the Company	[1]	3,748,328	3,339,770
Total		¥ 15,544,956	¥ 13,373,678

[1]	Includes trading balances of secured borrowings.